Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summary of information by segment
	For the year ended December 31, 2018
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$17,453,324	$18,805,539	$720,191	$590,808	$37,569,862
Cost of goods sold	8,050,742	11,600,016	537,076	180,505	20,368,339
Gross profit	9,402,582	7,205,523	183,115	410,303	17,201,523
Interest expense and charges	478,515	583,123	329	3,320	1,065,287
Depreciation and amortization	212,819	1,508,016	13,420	-	1,734,255
Capital expenditures	242,077	9,033,608	-	-	9,275,685
Income tax expenses	294,283	1,283,697	1,675	800	1,580,455
Segment profit (loss)	2,687,222	3,613,721	(68,077)	(1,665,184)	4,567,682
Segment assets as of December 31, 2018	$21,156,682	$59,083,126	$716,909	$893,878	$81,850,595

	For the year ended December 31, 2017
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$14,484,853	$19,455,800	$250,422	$1,359,941	$35,551,016
Cost of goods sold	6,735,906	10,368,972	160,324	432,084	17,697,286
Gross profit	7,748,947	9,086,828	90,098	927,857	17,853,730
Interest expense and charges	410,214	601,141	370	1,235	1,012,960
Depreciation and amortization	207,651	1,359,088	-	-	1,566,739
Capital expenditures	107,577	4,500,485	30,941	-	4,639,003
Income tax expenses	1,030,904	1,486,371	-	242,805	2,760,080
Segment profit (loss)	3,335,076	4,395,629	(82,323)	(1,001,597)	6,646,785
Segment assets as of December 31, 2017	$10,899,522	$60,000,714	$567,030	$9,664,563	$81,131,829

	For the year ended December 31, 2016
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$13,166,604	$18,424,613	$-	$833,052	$32,424,269
Cost of goods sold	5,456,102	12,400,372	-	514,754	18,371,228
Gross profit	7,710,502	6,024,241	-	318,298	14,053,041
Interest expense and charges	650,727	795,833	282	3,547	1,450,389
Depreciation and amortization	189,404	1,170,605	1,251	-	1,361,260
Capital expenditures	87,267	9,284,800	-	-	9,372,067
Income tax expenses	945,186	967,221	-	39,949	1,952,356
Segment profit	3,125,268	2,830,950	(901,145)	(551,993)	4,503,080
Segment assets as of December 31, 2016	$12,870,817	$47,829,971	$(186,139)	$2,146,350	$62,660,999